Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment to the Current Report on Form 8-K filed with the SEC on February 23, 2026 (the “Original 8-K”) is being filed solely to correct a typographical error in the Original 8-K. The Original 8-K incorrectly stated that the Registration Statement (as defined below) was declared effective by the Commission (as defined below) on February 12, 2026. The correct date is February 13, 2026. No other changes have been made to the Original 8-K.
Document Period End Date	Feb. 19, 2026
Entity File Number	001-40623
Entity Registrant Name	Twin Vee PowerCats Co.
Entity Central Index Key	0001855509
Entity Tax Identification Number	27-1417610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3101 S. US-1
Entity Address, City or Town	Ft. Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34982
City Area Code	(772)
Local Phone Number	429-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VEEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false